Securities Act Registration No. 333-________

Investment Company Act Registration No. 811-_______

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.___	☐

Post-Effective Amendment No.__	☐
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No.___	☐
(Check appropriate box or boxes.)
Advisers Investment Trust
(Exact Name of Registrant as Specified in Charter)
4041 N. High Street, Suite 402
Columbus, OH 43214
(Address of Principal Executive Offices)(Zip Code)
Registrant’s Telephone Number, including Area Code: (614) 255-5550
Scott A. Englehart
4041 N. High Street, Suite 402
Columbus, OH 43214
With copy to:
Michael V. Wible
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215-6101
Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective:
☐ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

ADVISERS INVESTMENT TRUST
EQUITY FUND
SMALL CAP FUND
MID CAP FUND
GLOBAL EQUITY FUND
BALANCED FUND
BOND FUND
PROSPECTUS DATED MAY _, 2011

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SHARES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

FUND SUMMARY: Equity Fund
Investment Objective: The Equity Fund seeks long-term capital appreciation.
Annual Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in the How to Purchase Shares section on page [     ] of the Fund’s prospectus and in the Shares of the Fund section on page [     ] of the Fund’s statement of additional information.

Shareholder Fees (Fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as % of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	0.00%	0.00%
Redemption Fee (as a % of amount redeemed in the first year)	0.00%	0.00%

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses	0.00%	0.00%

Total Annual Fund Operating Expenses	1.40%	1.15%

[1]	Other Expenses are based on estimated amounts for the Fund’s first fiscal year.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Equity Fund	1 Year	3 Years
Class A	$709	$993
Class I	$117	$365
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its assets in equity securities. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund may invest in both domestic and foreign securities.
In managing the Fund, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry considerations. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by geographic or industry sectors. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if the Adviser believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if the Adviser identifies a stock that it believes offers a better investment opportunity.
Principal Investment Risks: All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.
Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the fund decreases in value.
Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Performance: Because the Fund has less than a full year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.[               ].com or by calling (                    ).
Portfolio Management

Investment Adviser	Portfolio Manager
Diamond Hill Capital Management, Inc.	Charles Bath, Portfolio Manager since 2011.

Buying and Selling Fund Shares

Minimum Initial Investment	To Place Orders:
Class A: $2,500	Advisers Investment Trust
Class I: $2,500	P.O. Box [ ]
IRA Accounts: $500	Chicago, Illinois 60680-4594

Minimum Additional Investment	Phone: [ ]
All Classes: $50	www.[ ].com
Transaction Policies
You can buy or sell shares of the Fund on any business day through your broker or financial intermediary, or by mail, telephone or internet. You can pay for shares by check, wire or funds transfer. When selling shares, you will receive a check, unless you request a wire transfer. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading.
Dividends, Capital Gains and Taxes
The Fund’s distributions are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. You may, however, be subject to tax when you withdrawal monies from a tax-advantaged plan.
Potential Conflicts of Interest
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY: Small Cap Fund
Investment Objective: The Small Cap Fund seeks long-term capital appreciation.
Annual Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in the How to Purchase Shares section on page [     ] of the Fund’s prospectus and in the Shares of the Fund section on page [     ] of the Fund’s statement of additional information.

Shareholder Fees (Fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as % of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	0.00%	0.00%
Redemption Fee (as a % of amount redeemed in the first year)	0.00%	0.00%

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses	0.00%	0.00%

Total Annual Fund Operating Expenses	1.45%	1.20%

[1]	Other Expenses are based on estimated amounts for the Fund’s first fiscal year.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Small Cap Fund	1 Year	3 Years
Class A	$714	$1,007
Class I	$122	$381
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund invests at least 80% of its assets in a diversified portfolio of equity securities of small capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. Small cap companies are those companies with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. As of May 31, 2010, the market capitalization range of the Russell 2000 Index was between $112 million and $2.3 billion. The size of the companies included in the Russell 2000 Index will change with market conditions. The Fund may invest in both domestic and foreign securities.
In managing the Fund, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry considerations. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by geographic or industry sectors. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if the Adviser believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if the Adviser identifies a stock that it believes offers a better investment opportunity.
Principal Investment Risks: All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.
Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the fund decreases in value.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
Small Cap Company Risk: The Fund may invest in small capitalization companies. These companies may not have the size, resources or other assets of large capitalization companies. These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.
Performance: Because the Fund has less than a full year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.[               ].com or by calling (                    ).
Portfolio Management

Investment Adviser	Portfolio Manager
Diamond Hill Capital Management, Inc.	Thomas Schindler, Portfolio Manager since 2011.

Buying and Selling Fund Shares

Minimum Initial Investment	To Place Orders:
Class A: $2,500	Advisers Investment Trust
Class I: $2,500	P.O. Box [ ]
IRA Accounts: $500	Chicago, Illinois 60680-4594

Minimum Additional Investment	Phone: [ ]
All Classes: $50	www.[ ].com
Transaction Policies
You can buy or sell shares of the Fund on any business day through your broker or financial intermediary, or by mail, telephone or internet. You can pay for shares by check, wire or funds transfer. When selling shares, you will receive a check, unless you request a wire transfer. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading.
Dividends, Capital Gains and Taxes
The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. You may, however, be subject to tax when you withdrawal monies from a tax-advantaged plan.

Potential Conflicts of Interest
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY: Mid Cap Fund
Investment Objective: The Mid Cap Fund seeks long-term capital appreciation.
Annual Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in the How to Purchase Shares section on page [     ] of the Fund’s prospectus and in the Shares of the Fund section on page [     ] of the Fund’s statement of additional information.

Shareholder Fees (Fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as % of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	0.00%	0.00%
Redemption Fee (as a % of amount redeemed in the first year)	0.00%	0.00%

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses	0.00%	0.00%

Total Annual Fund Operating Expenses	1.40%	1.15%

[1]	Other Expenses are based on estimated amounts for the Fund’s first fiscal year.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mid Cap Fund	1 Year	3 Years
Class A	$709	$993
Class I	$117	$365
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund invests at least 80% of its assets in a diversified portfolio of equity securities of domestic mid capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. Mid cap companies as those with market capitalizations within the range encompassed to the Russell Midcap Index at the time of purchase. As of May 31, 2010, the market capitalization range of the Russell Midcap Index was between $1.2 billion and $15 billion. The Fund may invest in both domestic and foreign securities.
In managing the Fund, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry considerations. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by geographic or industry sectors. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if the Adviser believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if the Adviser identifies a stock that it believes offers a better investment opportunity.
Principal Investment Risks: All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.
Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the fund decreases in value.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
Mid Cap Company Risk: The Fund invests in medium capitalization companies. These companies may not have the size, resources or other assets of large capitalization companies. These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.
Performance: Because the Fund has less than a full year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.[               ].com or by calling (                    ).
Portfolio Management

Investment Adviser	Portfolio Manager
Diamond Hill Capital Management, Inc.	Christopher Welch, Portfolio Manager since 2011.

Buying and Selling Fund Shares

Minimum Initial Investment	To Place Orders:
Class A: $2,500	Advisers Investment Trust
Class I: $2,500	P.O. Box [ ]
IRA Accounts: $500	Chicago, Illinois 60680-4594

Minimum Additional Investment	Phone: [ ]
All Classes: $50	www.[ ].com
Transaction Policies
You can buy or sell shares of the Fund on any business day through your broker or financial intermediary, or by mail, telephone or internet. You can pay for shares by check, wire or funds transfer. When selling shares, you will receive a check, unless you request a wire transfer. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading.
Dividends, Capital Gains and Taxes
The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. You may, however, be subject to tax when you withdrawal monies from a tax-advantaged plan.

Potential Conflicts of Interest
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY: Global Equity Fund
Investment Objective: The Global Equity Fund seeks long-term total return.
Annual Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in the How to Purchase Shares section on page [___] of the Fund’s prospectus and in the Shares of the Fund section on page [___] of the Fund’s statement of additional information.

Shareholder Fees (Fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as % of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	0.00%	0.00%
Redemption Fee (as a % of amount redeemed in the first year)	0.00%	0.00%

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses	0.00%	0.00%

Total Annual Fund Operating Expenses	1.65%	1.40%

[1]	Other Expenses are based on estimated amounts for the Fund’s first fiscal year.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Global Equity Fund	1 Year	3 Years
Class A	$733	$1,065
Class I	$143	$443
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund, under normal market conditions, invests at least 80% of its assets in equity securities issued by companies located throughout the world, including the United States. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. Under normal market conditions, the Fund will invest at least 50% of its assets in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Some of the companies will be multi-national companies operating globally, while others will be located in, and primarily tied economically to, one country. Under normal conditions, the Fund invests in securities from at least three different countries. Although the Fund invests primarily in mature markets (such as the United States, the United Kingdom, Germany and Japan), the Fund also may invest in emerging or developing markets (such as Russia, China and Brazil). The Fund anticipates using spot and forward contracts to hedge against currency fluctuations.
In managing the Fund, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry considerations. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by geographic or industry sectors. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if the Adviser believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if the Adviser identifies a stock that it believes offers a better investment opportunity.
Principal Investment Risks: All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the fund decreases in value.
Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards.
Emerging Markets Risk: The securities markets in emerging market countries are less developed and less liquid, subject to grater price volatility and may have relatively unstable governments, social and legal systems that provide inadequate protections to shareholders and economies based on a limited number of industries.
Currency Risk: Foreign currencies may fluctuate in relative value to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. The Fund’s net asset value is determined in U.S. dollars. You may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.
Performance: Because the Fund has less than a full year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.[___________].com or by calling (_______________).
Portfolio Management

Investment Adviser	Portfolio Manager

Diamond Hill Capital Management, Inc.	Charles Bath, Portfolio Manager since 2011.

Buying and Selling Fund Shares

Minimum Initial Investment	To Place Orders:
Class A: $2,500	Advisers Investment Trust
Class I: $2,500	P.O. Box [________]
IRA Accounts: $500	Chicago, Illinois 60680-4594

Minimum Additional Investment	Phone: [_____________]
All Classes: $50	www.[_____________].com

Transaction Policies
You can buy or sell shares of the Fund on any business day through your broker or financial intermediary, or by mail, telephone or internet. You can pay for shares by check, wire or funds transfer. When selling shares, you will receive a check, unless you request a wire transfer. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading.
Dividends, Capital Gains and Taxes
The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. You may, however, be subject to tax when you withdrawal monies from a tax-advantaged plan.
Potential Conflicts of Interest
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY: Balanced Fund
Investment Objective: The Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.
Annual Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in the How to Purchase Shares section on page [___] of the Fund’s prospectus and in the Shares of the Fund section on page [___] of the Fund’s statement of additional information.

Shareholder Fees (Fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as % of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	0.00%	0.00%
Redemption Fee (as a % of amount redeemed in the first year)	0.00%	0.00%

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses	0.00%	0.00%

Total Annual Fund Operating Expenses	1.40%	1.15%

[1]	Other Expenses are based on estimated amounts for the Fund’s first fiscal year.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Balanced Fund	1 Year	3 Years
Class A	$709	$993
Class I	$117	$365
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies: The Fund invests in stocks, bonds and money market instruments, with at least 25% of the Fund’s assets invested in fixed-income securities and at least 25% of the Fund’s assets invested in foreign and domestic equity securities. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund will primarily purchase investment grade bonds, but may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade.
In managing the Fund, the Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry considerations. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by geographic or industry sectors. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if the Adviser believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if the Adviser identifies a stock that it believes offers a better investment opportunity.
Principal Investment Risks: All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.
Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the fund decreases in value.
Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
Interest Rate Risk: The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Credit Risk: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.
Inflation Risk: Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.
High Yield Securities Risk: The Fund may invest in securities rated below investment grade, also known as “junk bonds.” High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally less active than the market for higher quality securities.
Performance: Because the Fund has less than a full year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.[___________].com or by calling (_______________).
Portfolio Management

Investment Adviser	Portfolio Manager
Diamond Hill Capital Management, Inc.	William Zox, Portfolio Manager since 2011.

Buying and Selling Fund Shares

Minimum Initial Investment	To Place Orders:
Class A: $2,500	Advisers Investment Trust
Class I: $2,500	P.O. Box [________]
IRA Accounts: $500	Chicago, Illinois 60680-4594

Minimum Additional Investment	Phone: [_____________]
All Classes: $50	www.[_____________].com
Transaction Policies
You can buy or sell shares of the Fund on any business day through your broker or financial intermediary, or by mail, telephone or internet. You can pay for shares by check, wire or funds transfer. When selling shares, you will receive a check, unless you request a wire transfer. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading.
Dividends, Capital Gains and Taxes
The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. You may, however, be subject to tax when you withdrawal monies from a tax-advantaged plan.
Potential Conflicts of Interest
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY: Bond Fund
Investment Objective: The Bond Fund seeks current income and preservation of capital.
Annual Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in the How to Purchase Shares section on page [___] of the Fund’s prospectus and in the Shares of the Fund section on page [___] of the Fund’s statement of additional information.

Shareholder Fees (Fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as % of offering price)	5.75%	0.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	0.00%	0.00%
Redemption Fee (as a % of amount redeemed in the first year)	0.00%	0.00%

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses[1]	0.40%	0.40%
Acquired Fund Fees and Expenses	0.00%	0.00%

Total Annual Fund Operating Expenses	1.25%	1.00%

[1]	Other Expenses are based on estimated amounts for the Fund’s first fiscal year.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Bond Fund	1 Year	3 Years
Class A	$695	$949
Class I	$102	$318
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its assets in bonds. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.
The Fund will invest principally in investment grade corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage backed securities (interest only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. Generally, such bonds will have intermediate to long maturities. The Fund’s average weighted maturity will ordinarily range between four and 12 years, although the average weighted maturity may be longer or shorter under certain market conditions. All securities will be U.S. dollar-denominated, although the Fund may purchase securities issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may use futures contracts, options, swaps and forward contracts for investment and hedging purposes.
The Adviser buys and sells securities for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the Adviser looks for individual fixed income investments that it believes will perform well over market cycles. The Adviser makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.
Principal Investment Risks: All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.
Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
Interest Rate Risk: The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Credit Risk: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.
Inflation Risk: Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.
Government Securities Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price or yield could fall.
Specific Maturity Risk: Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Prepayment and Call Risk: An issuer of mortgage-backed and asset-backed securities may be able to repay principal in advance. When mortgages and other obligations are prepaid, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.
Derivatives Risk: Derivatives may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the fund’s original investment. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.
Sovereign Debt Risk: The issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due or may declare moratoria on the payment of principal and interest on their sovereign debts. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations.
Performance: Because the Fund has less than a full year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting [www.[___________].com or by calling (_______________).

Portfolio Management

Investment Adviser	Portfolio Manager
Diamond Hill Capital Management, Inc.	William Zox, Portfolio Manager since 2011.

Buying and Selling Fund Shares

Minimum Initial Investment	To Place Orders:
Class A: $2,500	Advisers Investment Trust
Class I: $2,500	P.O. Box [________]
IRA Accounts: $500	Chicago, Illinois 60680-4594

Minimum Additional Investment	Phone: [_____________]
All Classes: $50	www.[_____________].com
Transaction Policies
You can buy or sell shares of the Fund on any business day through your broker or financial intermediary, or by mail, telephone or internet. You can pay for shares by check, wire or funds transfer. When selling shares, you will receive a check, unless you request a wire transfer. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading.
Dividends, Capital Gains and Taxes
The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. You may, however, be subject to tax when you withdrawal monies from a tax-advantaged plan.
Potential Conflicts of Interest
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND DETAILS
Investment Objectives and Strategies
Equity Fund
Investment Objective
The Equity Fund seeks long-term capital growth appreciation.
Policies and Strategies
The Adviser pursues the Fund’s investment strategy by investing in a diversified portfolio of equity securities. Consistent with the Fund’s investment objective, the Fund:
•	will, under normal circumstances, invest at least 80%, of the value of its assets in an actively managed portfolio of domestic and foreign equity securities.

•	will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks.

•	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts.

•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase.

•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments.

•	may invest in other investment companies.
Small Cap Fund
Investment Objective
The Small Cap Fund seeks long-term capital appreciation.
Policies and Strategies
The Adviser pursues the Fund’s investment objective by investing in a diversified portfolio of equity securities of small capitalization companies. Consistent with the Fund’s investment objective, the Fund:
•	will, under normal circumstances, invest at least than 80%, of its net assets in U.S. domestic equity securities of small capitalization companies.

•	will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks.

•	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts.

•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase.

•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments.

•	may invest in other investment companies.
Mid Cap Fund
Investment Objective
The Mid Cap Fund seeks long-term capital appreciation.
Policies and Strategies
The Adviser pursues the Fund’s investment objective by investing in a diversified portfolio of equity securities of medium capitalization companies. Consistent with the Fund’s investment objective, the Fund:
•	will, under normal circumstances, invest at least 80% of its assets in U.S. domestic equity securities of mid capitalization companies.

•	will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks.

•	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts.

•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase.

•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments.

•	may invest in other investment companies.

Global Equity Fund
Investment Objective
The Global Equity Fund seeks long term total return.
Policies and Strategies
Consistent with the Fund’s investment objective, the Fund:
•	will, under normal conditions, invest at least 80% of its assets in equity securities of companies located throughout the world.

•	will invest at least 50% of its assets in companies outside the United States.

•	will, under normal market conditions, invest substantially all of its assets in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts; and warrants and any rights to purchase common stocks.

•	typically will hold equity positions in approximately 20-40 companies.

•	will invest no more than 25% of its assets in any one sector or industry.

•	may engage in spot and forward currency transactions to hedge against fluctuations in foreign currencies.
Balanced Fund
Investment Objective
The Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.
Policies and Strategies
Consistent with the Fund’s investment objective, the Fund:
•	maintains an actively managed portfolio of stocks, bonds and money market instruments.

•	will generally invest at least 25% of its total assets in fixed-income securities and at least 25% of its total assets in equity securities.

•	may purchase both common stock and preferred stock.

•	will primarily purchase investment grade bonds.

•	may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade.

•	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts.

•	may invest in other investment companies.
Bond Fund
Investment Objective
The Bond Fund seeks current income and preservation of capital.
Policies and Strategies
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in bonds. Consistent with the Fund’s investment objective, the Fund:
•	will invest in investment grade corporate bonds of U.S. and foreign companies.

•	will invest in U.S. Treasury obligations and other obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

•	will invest in asset-backed, mortgage-related and mortgage-backed securities.

•	may invest in zero coupon bonds, debentures, preferred stock and convertible securities.

•	may invest in sovereign debt.

•	may invest in stripped securities evidencing ownership of future interest or principal payments on debt obligations.

•	may invest in repurchase agreements relating to the above instruments.

•	may use futures contracts, options, swaps and forward contracts for investment and/or risk management purposes.

•	may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes.
Because some of the Fund’s holdings are in asset-back, mortgage-backed and similar securities, the Bond Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (weighted average life).

Temporary Defensive Position
In the event that the Adviser determines that market conditions are not suitable for a Fund’s typical investments, the Adviser may, for temporary defensive purposes, invest all or any portion of a Fund’s assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements. Under these circumstances, the Fund may not participate in stock market advances or declines. These investments may prevent the portfolio from meeting its investment objective.
Investment Risks
Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Funds will be subject to the following risks:
•	Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

•	Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund’s portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations or the market believes that the issuer will be unable to meet those obligations.

•	Depositary Receipts: The Funds, other than the Bond Fund, may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

•	Derivatives Risk The Bond Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors.

In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

•	Emerging Market Risk: All of the risks of investing in foreign securities are increased in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject a Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to risks beyond those generally encountered in developed countries. In addition, profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

•	Equity Risk: The value of the equity securities held by a Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

•	Government Securities Risk The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. No assurance can be given that the U.S. government will provide financial support to its agencies and instrumentalities if not required to-do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price or yield could fall.

•	High Yield Securities Risk: The Balanced Fund may invest in non-investment grade bonds, also known as high yield securities or junk bonds. High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly.

•	Interest Rate Risk: Interest rate risk refers to the risk that the value of a Fund’s fixed-income securities can change in response to changes in prevailing interest rates, causing volatility and possible loss of value. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

•	Investment Company Risk: When a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases Exchange Traded Funds and closed-end funds. Furthermore, investments in other Funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

•	Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. A Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

•	Mid Cap Risk: Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

•	Prepayment and Call Risk The Bond Fund invests in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”

•	Small Cap Risk: Investments in smaller companies involve greater risks than investments in larger, more established companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be less liquid, making it difficult for the Fund to buy and sell shares of smaller companies. Smaller companies may lack depth of management, may have limited product lines, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

•	Sovereign Obligation Risk. The Global Equity Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts.
Investments in the Funds are not deposits of the Adviser or the Transfer Agent and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Portfolio Holdings Disclosure
A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Funds’ website at www.[__________].com.
MANAGEMENT OF THE FUND
Investment Adviser
Diamond Hill Capital Management, Inc. (the “Adviser”), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, manages the day-to-day investment decisions of the Funds and continuously reviews, supervises and administers each Fund’s investment program. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since June 2, 1988. As of December 31, 2010, the Adviser managed approximately $8.6 billion in assets.

Contractual Rate
(as % of Average Daily Net
Fund	Assets)
Equity Fund	0.75%
Small Cap Fund	0.80%
Mid Cap Fund	0.75%
Global Equity Fund	1.00%
Balanced Fund	0.75%
Bond Fund	0.60%

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement between the Adviser and a Fund will be available in the Fund’s report to shareholders for the fiscal period ended July 31.
Portfolio Management
The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of each Fund’s portfolio.

Fund	Portfolio Manager

Equity Fund	Charles Bath
Small Cap Fund	Thomas Schindler
Mid Cap Fund	Christopher Welch
Global Equity Fund	Charles Bath
Balanced Fund	William Zox
Bond Fund	William Zox
Mr. Bath has a Bachelor of Science degree in Accounting from Miami University, a Master’s of Business Administration from The Ohio State University and holds the CFA designation. He has been the Managing Director — Equities for the Adviser since September 2002. From 1985 to September 2002, Mr. Bath was a senior portfolio manager for Gartmore Global Investments, a global investment firm affiliated with Nationwide Insurance, where he managed the Gartmore Total Return Fund. At the time of his departure from Gartmore, Mr. Bath was also managing three other funds; the four Gartmore funds he managed had combined total net assets of approximately $3.3 billion. Mr. Bath was first employed by Nationwide Insurance as an investment professional in 1982.
Mr. Schindler has a Bachelor of Science degree in Finance from The Ohio State University (summa cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since May 2000. From 1999 to 2000, Mr. Schindler served as a Portfolio Manager for Loomis Sayles & Co., an investment advisory firm. From 1997 to 1999, Mr. Schindler served as an investment analyst for Nationwide Insurance. From 1996 to 1997, Mr. Schindler served as an analyst for Dillon Capital Management, an investment advisory firm.
Mr. Welch has a Bachelor of Arts degree in Economics from Yale University and holds the CFA designation. He has been an investment professional with the Adviser since November 2005. From 2004 to November 2005, Mr. Welch was a Portfolio Manager for Fiduciary Trust Company International, an investment management firm. From1995 to 2002, Mr. Welch served as Portfolio Manager and Senior Equity Analyst for Nationwide Insurance and its mutual fund unit, Gartmore Global Investments.
Mr. Zox has a Bachelor of Arts degree from Williams College, a Juris Doctor degree from the Moritz College of Law at The Ohio State University and a Masters of Law degree from the

University of Florida College of Law in taxation and holds the CFA designation. He has been an investment professional with the Adviser since January 2001. From 1993 to 2000, he was a tax associate and then a tax partner with the law firm of Schottenstein, Zox & Dunn Co., L.P.A.
The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in their managed fund(s).
Administrator, Distributor, Transfer Agent and Custodian
Beacon Hill Fund Services, Inc., 4041 N. High Street, Columbus, OH 43214, serves as administrator (“Administrator”) for the Funds. BHIL Distributors, Inc. (“Distributor”), 4041 N. High Street, Columbus, OH 43214, distributes shares of the Funds. BHIL Distributors, Inc. is an affiliate of Beacon Hill Fund Services, Inc. The Northern Trust Company (“Transfer Agent”), 50 South LaSalle Street, Chicago, Illinois 60603, serves as Transfer Agent and Custodian for each Fund
YOUR ACCOUNT
Pricing Your Shares
When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value (“NAV”) per share.
Calculating the Fund’s NAV
A separate NAV is calculated for each share class of each Fund. The NAV for a class is calculated by adding the total value of a Fund’s investments and other assets allocable to a class, subtracting the liabilities allocable to that class and then dividing that figure by the number of outstanding shares of the class:

(Total Assets/Class — Liabilities/Class)

NAV	=	Number of Shares Outstanding/Class
The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time /3:00 p.m. Central time) on each day the New York Stock Exchange (NYSE) is open for business. Generally, the NYSE is closed and the share price of the Funds is not calculated on Saturdays, Sundays and national holidays, including New Years Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Your order to purchase or sell shares is priced at the next NAV, plus any applicable sales charge, calculated after your order is received in good order by the Funds or a financial intermediary. Only purchase orders received in good order by the Funds before 4:00 p.m. Eastern time/3:00 p.m. Central time will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. Eastern time/3:00 p.m. Central time. When that happens, purchase requests received by the Funds or an authorized agent of the Funds after the NYSE closes will be effective the following business day. The NAV of the Funds may change every day.

Good Order. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:
•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable;

•	Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call [__________] for more information about documentation that may be required of these entities.
Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Fund’s “Customer Identification Program” described below.
Valuing the Fund’s Assets
The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate market value. The Fund will use pricing services to determine the market value of securities.
If market quotations for a security are not available or, in the Adviser’s opinion, market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, or a security is illiquid or restricted, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.
Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

How to Purchase Shares
Class A shares of the Funds are available to the general public. Class I shares are only available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.
Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,500. For retirement accounts such as IRAs, SIMPLE IRAs and Coverdell Education Savings Accounts, the minimum initial investment amount is $500. Subsequent investments for all accounts must be at least $50. The Funds reserve the right to waive these minimums. Minimums also may be waived if you purchase Fund shares through a financial intermediary or through certain types of retirement plans and wrap accounts. Lower minimums also apply to investments made through the Fund’s Automatic Investment Plan. For more information, see the section of this prospectus entitled Automatic Investment Plan.
Customer Identification Program: Important Information About Procedures for Opening an Account
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.
Purchases Through Financial Intermediaries
You may make initial and subsequent purchases of shares of a Fund through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Funds have authorized certain financial intermediaries to receive purchase and sale orders on their behalf. Before investing in a Fund through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.
When shares are purchased this way, the financial intermediary may:
•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges and restrictions;

•	designate intermediaries to accept purchase and sale orders on the Fund’s behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.
The Funds considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. Eastern time/3:00 p.m. Central time. These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary. It is the responsibility of the financial intermediary to transmit properly completed purchase orders to the Funds in a timely manner. Any change in price due to the failure of a Fund to timely receive an order must be settled between the investor and the financial intermediary placing the order.
Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser or their affiliates.
Fund Direct Purchases
You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Fund at [______________] on days the Fund is open for business or by visiting www.__________.com.
You may invest in the following ways:
     BY MAIL
•	Read this Prospectus carefully.

•	Carefully read, complete and sign the New Account Application. Establishing your account options now saves you the inconvenience of having to add them later.

•	Enclose a check payable to [___________]. All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash, traveler’s checks, money orders and third party checks are not acceptable.

•	If you are investing on behalf of a corporation or other entity, your New Account Application must be accompanied by an acceptable evidence of authority (if applicable).

•	Mail your check, acceptable evidence of authority (if applicable) and completed New Account Application to:
Advisers Investment Trust
P.O. Box [___________]
Chicago, Illinois [_________]
Additional documentation may be required to fulfill the requirements of the “Customer Identification Program” described below.
•	For overnight delivery use the following address:
[___________]
801 South Canal Street
Chicago, Illinois 60607
•	For subsequent investments:
1.	Enclose your check with the investment slip portion of the confirmation of your previous investment; or

2.	Indicate on your check or a separate piece of paper your name, address and account number.
     BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER
     To Open a New Account:
•	Call [____________] on days the Fund is open for business.

•	Complete a New Account Application and send it to:
Advisers Investment Trust
P.O. Box [___________]
Chicago, Illinois [_________]
•	The Transfer Agent will electronically debit your account at the financial institution identified on the account application for the amount of your purchase.

•	A wire or ACH purchase will be considered made when the money is received and the purchase is accepted by the Fund. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent.

•	The Funds do not charge a fee for the receipt of ACH funds, but reserves the right to charge shareholders for these services upon 30 days’ written notice. Your bank may impose an ACH charge.

     To Add to an Existing Account:
•	Have your bank wire federal funds or effect an ACH transfer to:
The Northern Trust Company
Chicago, Illinois
ABA Routing No. 0710-00152
(Reference 10-Digit Fund account number)
(Reference Shareholder’s Name)
     BY DIRECT DEPOSIT
     To Add to an Existing Account:
•	Determine if your employer has direct deposit capabilities through the ACH.

•	Have your employer send payments to:
The Northern Trust Company
Chicago, Illinois
ABA Routing No. 0710-00152
(Reference 10-Digit Fund account number)
(Reference Shareholder’s Name)
•	The minimum periodic investment for direct deposit is $50.
     BY AUTOMATIC INVESTMENT PLAN
     To Open a New Account:
•	Complete a New Account Application, including the Automatic Investment Plan section.

•	Send the completed New Account Application to:
Advisers Investment Trust
P.O. Box [___________]
Chicago, Illinois [_________]
•	The minimum initial investment is $250; $50 for monthly minimum additions.

•	Purchase amounts are automatically debited each month from your bank account through ACH transfers. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent.

•	Your bank may charge for debiting your account.

     To Add to an Existing Account:
•	Call [___________] to obtain an Automatic Investment Plan Form.

•	The minimum for automatic investment additions is $50.
You may change the amount of you automatic investment or discontinue your participation in the plan by phone or by written notice to the Funds at least four (4) business days prior to the next automatic investment date. If you discontinue participation in the plan, the Funds reserve the right to redeem your account involuntarily, upon 30 days’ written notice, if the account’s value is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Fund’s NAV.
     BY DIRECTED REINVESTMENT
You may elect to have your income dividend and capital gain distributions automatically invested.
•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account (which must meet the minimum investment requirement).
     BY EXCHANGE
You may open a new account or add to an existing account by exchanging shares of one Fund for shares of any other Fund. See “How to Redeem Shares.”
     BY INTERNET
To purchase shares on the Internet, log onto our Web site at www.[__________].com.
•	Select “Account Opening”

•	Complete the application online

•	Accept the terms of the online application

•	Purchase amounts are automatically debited each month from your bank account through ACH transfers. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent.

•	Your bank may charge for debiting your account.

Sales Charges
Class A shares of the Funds are purchased at their NAV plus any applicable sales charge. This is known as the public offering price.
The Funds’ Distributor compensates financial intermediaries (broker-dealers) that sell shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Adviser.
To obtain free information regarding sales charges and the reduction or elimination or waiver of sales charges on Class A shares, visit www.[___________].com or call [____________]. You also may contact your financial intermediary.
Class A Shares
The public offering price for Class A shares of each Fund is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to financial intermediaries at each level of investment.

	Sales Charge as a Percentage of
			Financial
	Public Offering	Net Amount	Intermediary
Amount of Investment	Price	Invested	Commission[1]
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.25%	5,54%	4.50%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more	None	None	None

[1]	As a percentage of the public offering price.
The Adviser may make a payment to financial intermediaries for your cumulative investments of $1 million or more of Class A shares. The Adviser may withhold these payments with respect to short-term investments. If you purchase $1 million or more of Class A shares of a Fund and are not assessed a sales charge at the time of purchase, you may be charged the equivalent of up to 1.00% of the amount invested if you redeem any or all of the Class A shares of the Fund during the first 18 months after purchase. This charge applies to all your purchases. See the Statement of Additional Information for more details.
The Funds permit you to reduce the initial sales charge you pay on Class A shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link your purchases of shares with purchases of shares in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more accounts linked together for purposes of reducing the initial sales charge.
Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A shares based on the current market value of your Class A holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A shares of the Funds held in:
1.	Your account(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.
In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your financial intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Funds may verify (1) the number of shares of a Fund held in your account(s) with the Funds, (2) the number of shares of the Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the Funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.
Letter of Intent: You may purchase Class A shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The Funds will combine the value of your current purchases with the current value of any Class A shares of a Fund you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter of Intent. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will also consider the value of Class A shares sold at NAV. Class A shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter of Intent. Please note that the purchase price of these prior purchases will not be adjusted.
You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter of Intent. The Letter of Intent does, however, authorize the Funds to hold in escrow 5.00% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A shares at the end of the 13-month period, the Transfer Agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).
Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, contact your financial intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call [______________] on days the Funds are open for business. These programs may be terminated or amended at any time.
Class I Shares
Class I shares are offered at NAV without any up-front sales charge.
Sales Charge Waivers
No sales charge is imposed on Class A shares of a Fund if the shares are:
1.	Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:
•	The Funds;

•	The Adviser and its subsidiaries and affiliates;

•	The Distributor and its subsidiaries and affiliates; or

•	Broker-dealers or financial institutions that have entered into dealer agreements with the Funds or their principal underwriter and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).

2.	Bought by advisory clients of the Adviser and its subsidiaries and affiliates.

3.	Bought by certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

4.	Bought by financial intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

5.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

6.	Bought by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such a fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

7.	Bought by employer-sponsored health savings accounts.

8.	Bought with proceeds from the sale of Class A shares of a Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

9.	Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

10.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.
To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call [_______________] on days the Funds are open for business or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.
Other Purchase Information
The Fund reserves the right to limit the amount of purchases and to refuse to sell to any person. The Funds are available only to U.S. citizens or residents, including U.S. institutional investors. A fee will be charged for any checks that do not clear. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a Fund shareholder, we reserve the right to redeem shares from any identically registered account in a Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Funds.
How to Redeem Shares
You may redeem all or part of your investment in the Funds on any day that the Funds are open for business, subject to certain restrictions described below. Redemption requests received by the Fund or an authorized financial intermediary before 4:00 p.m. Eastern time/3:00 p.m. Central time (or before the NYSE closes if it closes before 4:00 p.m. Eastern time/3:00 p.m. Central time) will be effective that day. Redemption requests received by the Funds or an authorized financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.
The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer or direct deposit into your bank account. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. Any charges for wire redemptions will be deducted from your Fund by redemption of shares. In the event that a wire transfer is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.
Redemptions Through a Financial Intermediary
If you purchased shares from an authorized intermediary, you may sell (redeem) shares by contacting your financial intermediary.
Redeeming and Exchanging Directly from the Funds
If you purchased shares directly from the Fund and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.
     BY MAIL
•	Send a written request to:
Advisers Investment Trust
P.O. Box [___________]
Chicago, Illinois [_________]
•	The redemption request must include:
1.	The number of shares or the dollar amount to be redeemed;

2.	The Fund account number;

3.	The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered; and

4.	The Federal tax withholding election (for retirement accounts).
•	A Medallion Signature Guarantee also is required if:
1.	The proceeds are to be sent elsewhere than the address of record, or

2.	The redemption amount is greater than $50,000.
     BY WIRE
If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account. You will be charged $15 for each wire redemption.
•	Call the Transfer Agent at 800-595-9111 for instructions.

•	The minimum amount that may be redeemed by this method is $250.
     BY SYSTEMATIC WITHDRAWAL
If you own shares of a Fund with a minimum value of $10,000, you may establish a Systematic Withdrawal Plan and have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other Funds. For more information, see Systematic Withdrawal Plan below.
•	Call [______________] for an application form and additional information.

•	The minimum amount is $250 per withdrawal.
     BY EXCHANGE
The Funds offer you the ability to exchange shares of one Fund for shares of another Fund.
•	When opening an account, complete the Exchange Privilege section of the New Account Application or, if your account is already opened, send a written request to:
Advisers Investment Trust
P.O. Box [___________]
Chicago, Illinois [_________]
•	Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA).

•	Call [_____________] for more information.

     BY TELEPHONE
If you authorize the telephone privilege on your New Account Application, you may redeem shares by telephone.
•	If your account is already opened, send a written request to:
Advisers Investment Trust
P.O. Box [___________]
Chicago, Illinois [_________]
•	The request must be signed by each owner of the account and must be accompanied by signature guarantees.

•	Call [___________] to use the telephone privilege.
Neither the Fund, the Transfer Agent nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Fund, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digitally recording telephone instructions. The Fund may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.
     BY INTERNET
Log on to our Web site at www.[______].com (unless you declined Internet trading privileges on your New Account Application)
•	Select “Account Access”

•	• Provide the following information:
1.	Your user ID

2.	Your password
•	Select the “Transaction/Redemption” menu option and follow the instructions provided

•	Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application.

Medallion Signature Guarantee - Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. An original Medallion Signature Guarantee is required if:
•	the amount redeemed is greater than $50,000;

•	the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	information on your investment application has been changed within the last 30 days (including a change in your name or your address);

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account;

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request; and
Systematic Withdrawal Plan - Payments are drawn from the proceeds of the redemption of shares held in your account. To the extent that redemptions under the Systematic Withdrawal Plan exceed dividend income reinvested in the account, such redemptions will reduce, and may ultimately exhaust, the number of shares in the account. You may withdraw from the program, change the payee or change the dollar amount of each payment, by providing written instructions to the Funds. The Funds may charge your account for services rendered and expenses incurred beyond those normally assumed by the Funds with respect to the liquidation of shares. No charge is currently assessed against accounts, but may be instituted by the Fund on 30 days written notice to you. The Funds reserve the right to amend or terminate the SWP on 30 days’ written notice.
Additional Information About Redemptions– The Funds will pay redemption proceeds within seven (7) days after receipt of a proper redemption request, although proceeds normally are paid within three (3) business days. However, the Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five (5) business days. To eliminate this delay, you may purchase shares of a Fund by certified check or wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend redemptions or postpone payment of redemption proceeds.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.
Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Funds will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Funds and its remaining shareholders.
Accounts with Low Balances –The Funds incur certain fixed costs in maintaining shareholder accounts. Therefore, the Funds reserve the right to redeem your shares and close your account if redemption activity brings the value of your account in a Fund falls below $1,000 or such other minimum amount as the Funds may determine from time to time. In such cases, you will be notified and given at least 30 days to purchase additional shares before the account is closed. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may purchase additional shares to increase the value of your account to the minimum amount within the 30-day period. Each share of a Fund is also subject to involuntary redemption at any time if the Board of Trustees determines to liquidate a Fund.
Exchanging Fund Shares
You may exchange shares of one Fund for shares of another Fund subject to the following conditions:
Exchanges of Class A Shares of the Fund. You may exchange any and all of your Class A shares in a Fund for Class A shares of another Fund [upon the payment of a sales charge equal to the difference between the sales charge you paid on the Class A shares of the Fund and the sales charge payable on the Class A shares you are exchanging into, unless you are eligible for a waiver of the sales charge.] Class A shares also can be exchanged for Class I shares of the same Fund or a different Fund if the investment minimum and eligibility requirements of Class I shares are met.
Exchanges of Class I Shares of the Fund. You may exchange your Class I shares of a Fund only for Class I shares in another Fund.
Exchanges will be accepted only if the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee. An exchange is a redemption of shares of one Fund and the purchase of shares of another Fund. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Funds reserve the right to waive or modify minimum investment requirements in connection with exchanges. The Funds reserve the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the shares you are acquiring.

Market Timing Policy
The Funds are intended to be a long-term investment. Excessive purchases and redemptions of shares of the Funds in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term portfolio management strategies and increase the expenses of the Funds, to the detriment of long-term investors. The Funds may invest a portion of their assets in foreign securities or the securities of small capitalization companies. Because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Excessive short-term trading may (1) require us to sell securities in our portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause the Funds to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If the Funds believe, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, the Funds may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur. Alternatively, the Funds may limit the amount, number or frequency of any future purchases and/or the method by which an investor may request future purchases and redemptions. The Funds’ response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Funds. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the Funds believes its is acting in a manner that is in the best interests of shareholders. The Funds’ excessive trading policies generally do not apply to systematic purchases and redemptions.
Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or request. The identity of individual investors ordinarily are not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing. The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of a Fund, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.
DISTRIBUTION PLAN
The Funds have adopted a Distribution Plan under Rule 12b-1 that allows them to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. These fees are called “Rule 12b-1 fees”. Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the distribution of Fund shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Class A shares pay an annual Rule 12b-1 fee equal to 0.25% of their average daily net assets. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class I shares do not pay a Rule 12b-1 fee.
Additional Compensation to Financial Intermediaries
The Adviser may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds and/or whose clients or customers hold shares of the Fund. These additional payments are payments over and above the Rule 12b-1 fees and generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.
DIVIDENDS AND DISTRIBUTIONS
Each Fund, other than the Bond Fund, intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Bond Fund will distribute net income monthly. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Each Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of the Funds at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. Distributions of less of $10 are automatically reinvested even if cash distributions are requested. If cash payment is requested, a check normally will be mailed within five business days after the payable date. You may elect to have distributions on shares held in IRAs paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.
If you elect to receive dividends and distributions in cash and the payment is returned and marked as “undeliverable” or is not cashed for six months, your cash election may be changed automatically and future dividends will be reinvested in the Fund at the NAV determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months may be cancelled and the proceeds reinvested in the Fund at the NAV determined as of the date of cancellation.
TAXES
The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from the Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.
Distributions. Distributions from the Funds (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). Due to the nature of the investment strategies used, distributions by the Funds generally are expected to consist primarily of net capital gains; however, the nature of the Funds’ distributions could vary in any given year.
The Funds will mail to each shareholder after the close of the calendar year an Internal Revenue Service Form 1099 setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions also may be subject to state and local taxes.
For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, [2013] that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, [2013]. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund Shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.
Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, [2013] generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, [2013]. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
If you are a taxable investor and invest in the Funds shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce a Fund’s NAV per share. Therefore, if you buy shares after a Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”
Selling Shares – Selling, redeeming or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at a maximum rate of 15%. Short-term capital gains are taxed at ordinary income tax rates. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. You or your tax adviser should track your purchases, tax basis, sales and exchanges and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Backup Withholding — By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions or proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid. You should be aware that a Fund may be fined $50 annually by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts — When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.
SHAREHOLDER REPORTS AND OTHER INFORMATION
The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at [____________] and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.
FINANCIAL HIGHLIGHTS
Financial information about the Funds is not provided because, as of the date of this prospectus, the Funds have not yet commenced operations.

Investment Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd., Suite 200
Columbus, Ohio 43215

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor
BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

For Additional Information, call
To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual report to shareholders. The Funds’ annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the funds’ performance during its last fiscal year.

Call the Funds at [____________] between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Funds are open for business to request free copies of the SAI and the Funds’ annual and semi-annual reports, to request other information about the Funds and to makes shareholder inquiries.

The Funds’ SAI, annual and semiannual reports to shareholders are also available, free of charge, on the funds’ internet site at www.[___________].com.

You may review and copy information about a Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about a Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E. ,Washington, D.C. 20549-1090.

Investment Company Act #811-[____]

Advisers Investment Trust
Equity Fund
Small Cap Fund
Mid Cap Fund
Global Equity Fund
Balanced Fund
Bond Fund
Class A Shares
Class I Shares
Statement Of Additional Information
May [___], 2011
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus for the Equity Fund, Small Cap Fund, Mid Cap Fund, Global Equity Fund, Balanced Fund and Bond Fund dated May [_], 2011. A copy of the Prospectus can be obtained at no charge by writing the transfer agent, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, or by calling 1-[__-___-____]. The Fund’s prospectus is incorporated by reference into this SAI.

DESCRIPTION OF THE TRUST AND THE FUND
     Advisers Investment Trust (the “Trust”) is a diversified, open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on [________], 2011. The Equity Fund, Small Cap Fund, Mid Cap Fund, Global Equity Fund, Balanced Fund and Bond Fund (each a “Fund” and collectively, the “Funds”) are series of the Trust. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series. The Funds are the only series currently authorized by the Trustees. The investment adviser to the Funds is Diamond Hill Capital Management, Inc. (the “Adviser”).
     The Funds do not issue share certificates. All shares are held in non-certificated form registered on the books of the Funds and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of the shareholders of any other series are in no way affected. In case of any liquidation of a series, the shareholders of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.
     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Funds have equal voting and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Funds are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.
     Differing sales charges and other expenses applicable to the different classes of each Fund’s shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.
     For information concerning the purchase and redemption of shares of the Funds, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of each Fund’s assets, see “Pricing Your Shares” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

1

     ADDITIONAL INFORMATION ABOUT EACH FUND’S INVESTMENTS
Investment Strategies and Risks
     All principal investment strategies and risks are discussed in the prospectus. This section contains a more detailed discussion of some of the investments the Funds may make, some of the techniques the Funds may use and the risks related to those techniques and investments. Additional non-principal strategies and risks also are discussed here.
Certificates of Deposit and Bankers’ Acceptances
     Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
Commercial Paper
     The Funds may purchase commercial paper. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.
Convertible Securities
     Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.
Currency Transactions.
     A Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and

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operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by Standard & Poor’s or Moody’s, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.
     A Fund’s dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.
     A Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.
     A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.
     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund’s portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a Fund’s securities denominated in correlated currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.
          Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

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Depositary Receipts
     Sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a banks or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in the U.S. securities markets. EDRs are the European equivalent of ADRs and are designed to attract investment capital from the European region. GDRs are designed to raise capital in the U.S. and foreign securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs.
Derivatives Risk
     Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the fund’s investment. When the fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. A Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options traded over-the-counter, the fund is at risk that the other party to the transaction may default on its obligations, or will not permit the fund to terminate the transaction before its scheduled maturity. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). A Fund will segregate liquid assets at its custodian bank in an amount sufficient to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but rather are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

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Equity Securities
     Equity securities consist of common stock, preferred stock, securities convertible into common and preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.
     Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value (“NAV”) of a Fund will fluctuate. Securities in a Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.
Foreign and Emerging Markets Investment Risk.
     Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund’s foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the U.S. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of investments in U.S. markets. Payment for securities without delivery may be required in certain foreign markets.
     In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
     Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the U.S. or in other foreign countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries and a Fund may have difficulty enforcing contractual obligations.

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     Of particular importance, many foreign countries are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in those countries.
     The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in “emerging markets.” For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries (including amplified risk of war and terrorism). Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets may be considered speculative.
     The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. In addition, currency hedging techniques may be unavailable in certain emerging market countries. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.
     In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. Any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. The limited liquidity of securities markets in emerging countries may also affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, a Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. In addition, a Fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.
     The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund’s securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly if a Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from a Fund’s identification of such condition until the date of the SEC action, the Fund’s securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Fund’s Board.

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     Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.
Forward Currency Contracts.
     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
     At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.
     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
     Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of the Fund’s investments denominated in that currency over time.
     A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.
     A Fund may enter into foreign currency exchange transactions to hedge their currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with

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respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.
Futures Contracts
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (the “CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Fund and Underlying Funds may invest in futures contracts only to the extent it could invest in the underlying instrument directly.
     The Funds may engage in futures transactions for hedging purposes only. This means that a Fund’s primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if a Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.
     If a Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund’s interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, a Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.
Risk Factors in Futures Transactions
     Liquidity Risk. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if

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a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its futures positions also could be impaired.
     Risk of Loss. Although a Fund may believe that the use of such contracts will benefit the Fund, the Fund’s overall performance could be worse than if the Fund had not entered into futures contracts if the Adviser’s investment judgment proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.
     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. A Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.
     Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly the Fund’s current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of the Fund’s investments.
     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund’s investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s futures positions are poorly correlated

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with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund’s other investments.
Margin Requirements
     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits:
•	Are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded; and

•	Are similar to good faith deposits or performance bonds.
     Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM’s other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust’s custodian.
Securities and Exchange Commission (“SEC”) Segregation Requirements
     In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures or forward contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures or forward contracts, but not less than the market price at which the futures or forward contract was established.
Liquidity Impact of Margin and SEC Segregation Requirements
     Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
Regulation as a Commodity Pool Operator
     The Trust, on behalf of each Fund, will file with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated

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thereunder, with respect to the Fund’s operations. Accordingly, the Funds will not be subject to registration or regulation as a commodity pool operator.
Illiquid and Restricted Securities
     The Funds may invest up to 15% of their net assets in illiquid securities, including limited partnerships. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.
     Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Funds might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
     A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.
     Under guidelines adopted by the Trust’s Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

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     Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.
Investment Company Securities
     The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended, (the “1940 Act”) and a Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, a Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.
     Except as described below, Section 12(d)(1) of the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund. However, Section 12(d)(1)(F) of the 1940 Act, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by a Fund and all affiliated persons of the Fund; and (ii) a Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. When a Fund relying on Section 12(d)(1)(F) exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.
     Under Rule 12d1-1 under the 1940 Act, however, a Fund may invest in affiliated and unaffiliated money market funds without limit, subject to the acquiring Fund’s investment policies and restrictions and the conditions of the rule. Pursuant to Rule 12d1-2 under the 1940 Act, funds of funds that previously were permitted only to invest in affiliated funds, government securities and short-term paper are now permitted under certain circumstances to invest in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund’s investment policies and (3) affiliated or unaffiliated money market funds as part of “cash sweep” arrangements. One consequence of these new rules is that any Fund, whether or not previously designated as a fund of funds, may invest without limit in affiliated funds if the acquisition is consistent with the investment policies of the fund and the restrictions of the rules. A Fund investing in affiliated funds under these new rules could not invest in a Fund that did not have a policy prohibiting it from investing in shares of other funds in reliance on Section 12(d)(1)(F) and (G) of the 1940 Act.

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Preferred Stock
     Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issue. Preferred stocks lack voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund.
Repurchase Agreements
     Each Fund may invest up to 25% of its net assets in fully collateralized repurchase agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions. A Fund may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.
Reverse Repurchase Transactions
     The Funds may enter into reverse repurchase transactions. In a reverse repurchase transaction, a Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price. The repurchase price generally is equal to the original sales price plus interest. A Fund retains record ownership of the securities and the right to receive interest and principal payments. A Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction. Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage. Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, a Fund could experience both delays in repurchasing the portfolio securities and losses. A Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

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     Reverse purchase transactions are considered by the SEC to be borrowings by a Fund under the 1940 Act. At the time a Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Fund’s investment restrictions) having a value equal to the repurchase price (including accrued interest). A Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund’s commitments to repurchase securities.
Rights
     Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser might miscalculate their value resulting in a loss to a Fund. Another risk is the underlying common stock may not reach the Adviser’s anticipated price within the life of the right.
Sovereign Debt Risk
     The Global Equity Fund may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the IMF, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. To the extent that a Fund invests in obligations issued by emerging markets, these investments involve additional risks. Sovereign obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund’s holdings.

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Time Deposits and Variable Rate Notes
     The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.
     The commercial paper obligations that a Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. A Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between a Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to a Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.
U.S. Government Securities
     The Funds may invest in U.S. Government obligations. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities. Other agencies, such as the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the farm credit agencies are federally sponsored, which does not carry an explicit guaranty by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“Fannie Mae”) are public companies with a right to borrow money from the U.S. Treasury under certain circumstances, but are not explicitly backed by the full faith and credit of the U.S. government. However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.
     A Fund’s investments in U.S. Government securities may include agency step-up obligations. These obligations are structured with a coupon rate that “steps-up” periodically over the life of the obligation. Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option. Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment. Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation. However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate. If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest. As a result, these obligations may expose

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a Fund to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.
Warrants
     Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser might miscalculate their value, resulting in a loss to a Fund. Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser’s anticipated price within the life of the warrant.
When-Issued, Forward Commitments and Delayed Settlements
     A Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, a Fund’s custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
     The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Funds will segregate liquid assets to satisfy its purchase commitments in the manner described, a Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event a Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.
     The Funds will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases a Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.
     The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Funds do not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.
Investment Restrictions
     Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Funds. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund is present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices, which may be changed by

16

the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).
     1. Borrowing Money. Each Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and repurchase commitments of the Fund.
     2. Senior Securities. Each Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.
     3. Underwriting. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.
     4. Real Estate. Each Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
     5. Commodities. Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.
     6. Loans. Each Fund will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.
     7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry or group of industries. The Fund will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.
     8. Diversification. Each Fund will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.
     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or

17

limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.
     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.
     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see “Investment Limitations — Fundamental” above).
     1. Pledging. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.
     2. Borrowing. Each Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.
     3. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.
     4. Illiquid Investments. Each Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.
SHARES OF THE FUND
     Each Fund offers Class A and Class I shares. Each class of shares represents an interest in the same portfolio of investments of a Fund and has the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of each of the classes is expected to differ from time to time.
Class A Shares
     The public offering price for Class A shares of each Fund is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to financial intermediaries at each level of investment.

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	Sales Charge as a Percentage of
			Financial
	Public Offering	Net Amount	Intermediary
Amount of Investment	Price	Invested	Commission[1]

Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.25%	5.54%	4.50%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more	None	None	None

[1]	As a percentage of the public offering price.
     The Adviser may make a payment to financial intermediaries for a shareholder’s cumulative investments of $1 million or more of Class A shares. The Adviser may withhold these payments with respect to short-term investments. If a shareholder purchases $1 million or more of Class A shares of a Fund and is not assessed a sales charge at the time of purchase, the shareholder may be charged the equivalent of up to 1.00% of the amount invested if the shareholder redeems any or all of the Class A shares of the Fund during the first 18 months after purchase. This charge applies to all of a shareholder’s purchases.
     The Funds permit a shareholder to reduce the initial sales charges paid on Class A shares by using the Right of Accumulation or a Letter of Intent. In taking advantage of these methods for reducing the initial sales charge, a shareholder may link his or her purchases of shares with purchases of shares in accounts owned by his or her spouse or children under the age of 21 who share the shareholder’s residential address. It is the shareholder’s responsibility when investing to inform his or her financial intermediary or the Funds that he or she would like to have one or more accounts linked together for purposes of reducing the initial sales charge.
     Right of Accumulation: A shareholder may qualify for a reduction in the initial sales charge for future purchases of Class A shares based on the current market value of his or her Class A holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to a shareholder’s net purchase of Class A shares, the shareholder may aggregate his or her investment with the current market value of any Class A shares of the Funds held in:
1.	His or her account(s);

2.	His or her spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share the shareholder’s residential address;

5.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.
     In order to obtain any reduction in the initial sales charge, the shareholder must, before purchasing Class A shares, inform the financial intermediary if he or she has any of the above types of accounts that can be aggregated with current investment in Class A shares to reduce the applicable sales charge. In order to verify the shareholder’s eligibility for a reduced sales charge, the shareholder may be

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required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Funds may verify (1) the number of shares of a Fund held in your account(s) with the Funds, (2) the number of shares of the Funds held in your account(s) with a financial intermediary, and (3) the number of shares of the Funds held in an account with a financial intermediary owned by your spouse or by children under the age of 21 who share your residential address.
     Letter of Intent: Shareholders may purchase Class A shares at the sales charge rate applicable to the total amount of the purchases they intend to make over a 13-month period. The Funds will combine the value of the shareholder’s current purchases with the current value of any Class A shares of a Fund purchased previously for (i) the shareholder’s account, (ii) account of the shareholder’s spouse, (iii) a joint account with the shareholder’s spouse, or (iv) the trust or custodial accounts of the shareholder’s minor children. In calculating the total amount of purchases, the shareholder may include in the letter purchases made up to 90 days before the date of the Letter of Intent. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows a shareholder to purchase Class A shares of a Fund over a 13-month period and receive the same sales charge as if a shareholder had purchased all the shares at the same time. The Funds will also consider the value of Class A shares sold at NAV. Class A shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A shares based on shares intend to be purchased over the 13-month period, the shareholder must send the Fund a Letter of Intent. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter of Intent. Please note that the purchase price of these prior purchases will not be adjusted.
     Shareholders are not legally bound by the terms of the Letter of Intent to purchase the amount of shares stated in the Letter of Intent. The Letter of Intent does, however, authorize the Funds to hold in escrow 5.00% of the total amount the shareholder intends to purchase. If a shareholder does not complete the total intended purchase of Class A shares at the end of the 13-month period, the Transfer Agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).
Class I Shares
     Class I shares are offered at NAV without any up-front sales charge.
Sales Charge Waivers
No sales charge is imposed on Class A shares of a Fund if the shares are:
1.	Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:
•	The Funds;

•	The Adviser and its subsidiaries and affiliates;

•	The Distributor and its subsidiaries and affiliates; or

•	Broker-dealers or financial institutions that have entered into dealer agreements with the Funds or their principal underwriter and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).
2.	Bought by advisory clients of the Adviser and its subsidiaries and affiliates.

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3.	Bought by certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

4.	Bought by financial intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

5.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

6.	Bought by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such a fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

7.	Bought by employer-sponsored health savings accounts.

8.	Bought with proceeds from the sale of Class A shares of a Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

9.	Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

10.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.
These waivers may not continue indefinitely and may be discontinued at any time without notice.
Additional Purchase
     Generally, all purchases must be made in cash. However, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.
MANAGEMENT OF THE FUND
The Board of Trustees
     The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. As of the date of this SAI, the Fund is the only series in the “Fund Complex.” The Board generally meets four times a year to review the progress and status of the Fund.

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     The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

				Number of
				Portfolios in	Other
	Position(s)	Term of		Fund Complex	Directorships
Name, Address and	Held with	Office/Length	Principal Occupation(s)	Overseen by	Held by
Year of Birth[1]	the Fund	of Time Served	During Past 5 Years	Trustee[2]	Trustee
Year of Birth: [__]	Trustee	Indefinite/ [________] to present		6	[________]

Year of Birth: [__]	Trustee	Indefinite/ [________]to present		6	[________]

Year of Birth: [__]	Trustee	Indefinite/ [________] to present		6	[________]

[1]	The mailing address of each Trustee is 4041 North High Street, Suite 402, Columbus, OH 43214.

[2]	The “Fund Complex” consists of the Equity Fund, Small Cap Fund, Mid Cap Fund, Global Equity Fund, Balanced Fund and Bond Fund.
     The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.

Number of
Portfolios in
Fund
	Position(s)	Term of Office/		Complex	Other
Name, Address and	Held with	Length of Time	Principal Occupation(s)	Overseen by	Directorships
Year of Birth[1]	the Fund	Served	During Past 5 Years	Trustee [2]	Held by Trustee
Scott A Englehart[3] Year of Birth: 1962	Trustee and President	Indefinite/ [____________] to present	President, Beacon Hill Fund Services, Inc., 2008 to present; President, BHIL Distributors, Inc., 2009 to present; Vice President, Nationwide Advisory Services 2005 to 2008; President, Integrated Fund Services, 2000 to 2008.	6	None

Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/ [____________] to present	Director, Beacon Hill Fund Services, Inc. 2009 to present; Senior Vice President of Citi Fund Services Ohio, Inc. from 2002 to 2009; Senior Manager, KPMG LLP from 1993 to 2002.	N/A	N/A

Robin Baxter Year of Birth: 1963	Secretary	Indefinite/ [____________] to present	Director, Business Management & Governance Services, Beacon Hill Fund Services, Inc. October 2009 to present; Paralegal, Public Finance, Squire, Sanders & Dempsey L.L.P. from 2001-2009; Senior Paralegal at BISYS Fund Services Ohio, Inc. from 2000-2001.	N/A	N/A

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Number of
Portfolios in
Fund
	Position(s)	Term of Office/		Complex	Other
Name, Address and	Held with	Length of Time	Principal Occupation(s)	Overseen by	Directorships
Year of Birth[1]	the Fund	Served	During Past 5 Years	Trustee [2]	Held by Trustee
Rodney Ruehle Year of Birth: 1968	Chief Compliance Officer	Indefinite/ [____________] to present	Director, Beacon Hill Fund Services, Inc. 2008 to present; Chief Compliance Officer, Asset Management Funds, November 2009 to present; Chief Compliance Officer of Tributary Funds, Inc., December 2009 to present; Vice President, CCO Services, Citi Fund Services, Inc., 2004 to 2008; Director, Fund Administration, Citi Fund Services Inc., 1995 to 2004.

[1]	The mailing address of the each Trustee and officer is 4041 North High Street, Suite 402, Columbus, OH 43214.

[2]	The “Fund Complex” consists of the Equity Fund, Small Cap Fund, Mid Cap Fund, Global Equity Fund, Balanced Fund and Bond Fund.

[3]	Scott A. Englehart is considered an “Interested” Trustee as defined in the 1940 Act because he is an officer of the Trust.
     As of [____________], 2011, the Trustees did not own any shares of the Funds.
Trustee Compensation
     The following table describes the estimated compensation to be paid to the Trustees for the Trust’s first full fiscal year. Trustees who are deemed “interested persons” of the Trust receive no compensation from the Fund. The Trust has no retirement or pension plans.

	Aggregate Compensation from		Total Compensation from
Name of Trustee	the Trust		Trust[1]
Scott A. Englehart		$0		$0
[___________]	$	[____]	$	[____]
[___________]	$	[____]	$	[____]
[___________]	$	[____]	$	[____]

[1]	The Trust is comprised of the Equity Fund, Small Cap Fund, Mid Cap Fund, Global Equity Fund, Balanced Fund and Bond Fund.
Leadership Structure and Board of Trustees
     The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. All of the Trustees on the Board, other than Scott A. Englehart, are independent of and not affiliated with the Adviser or its affiliates. The Chairman of the Board of Trustees is Mr. Englehart, who is an “interested person” of the Trust, within the meaning of the 1940 Act, because he serves as President of the Trust. The Trust does not have a “lead” independent trustee. The use of an interested Chairman balanced by an independent Audit Committee allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. Considering the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairman balanced by an independent Audit Committee Lead Independent Trustee is the appropriate leadership structure for the of the Board of Trustees
     The same Trustees serve all six Funds and have delegated day to day operation to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a

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quarterly basis and meet separately in executive session with the Funds’ Chief Compliance Officer at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee.
     All Trustees are members of the Audit Committee. The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee will hold at least two regularly scheduled meetings each fiscal year.
     The Nominating and Governance Committee’s function is to make nominations for membership on all committees and review committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Nominating and Governance Committee will hold at least one regularly scheduled meeting each fiscal year.
Board Oversight of Risk
     The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Funds resides with the Adviser or other service providers, subject to supervision by the Adviser. The Committees and the Board oversee efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board meets with the Chief Compliance Officer and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Funds are exposed, enabling a dialogue about how management and service providers mitigate those risks.
     Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Funds, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.
Trustee Attributes
     The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Funds. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.

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     Below is additional information concerning each particular Trustee and their attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.
Scott A. Englehart. Mr. Englehart has over twenty years of experience in all aspects of the mutual fund and investment management servicing business, including, business development, client services, operations, finance/accounting and compliance. Mr. Englehart currently is President of Beacon Hill Fund Services, Inc. and BHIL Distributors, Inc., the Trust’s Administrator and Distributor, respectively. He also served as a senior officer of two mutual fund servicing companies where his duties included general oversight of mutual fund operations.
CODE OF ETHICS
     The Trust, the Adviser and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. Shareholders may obtain a copy of the Code from the Securities and Exchange Commission’ EDGAR web site or by calling the Funds at [________________].
DISTRIBUTION PLAN
     The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Funds to pay distribution and other fees (“Rule 12b-1 Fees”) for the sale and distribution of Fund shares and for services provided to shareholders. The Plan permits the Fund to pay the Distributor Rule 12b-1 Fees as compensation for its services and expenses in connection with the distribution of Fund shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual Rule 12b-1 fee equal to 0.25% of its average daily net assets. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class I shares do not pay a Rule 12b-1 fee.
     Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of a Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of a Fund or that holds Fund shares in omnibus accounts or as shareholder of record, or provides shareholder or administrative services to a Fund and its shareholders; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of a Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of a Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; (g) costs of implementing and operating this Plan; (h) payments made to intermediaries that that render shareholder support services not otherwise provided by the Trust’s transfer agent, including, but not limited to, expenses related processing new account applications, transmitting customer transaction information to a Fund’s transfer agent, answering routine shareholder inquiries, providing

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office space, equipment and telephone facilities, and providing such other shareholder services as the Trust may reasonably request.
     The Trustees expect that the Plan could significantly enhance the Fund’s ability to expand distribution of shares of the Funds. It is also anticipated that an increase in the size of the Funda will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Fund in seeking to achieve its investment objective.
     The Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Funda. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of each Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.
     Because the Funds are new, they did not pay any amounts under the Plan for goods and services during the last fiscal year.
Financial Intermediaries
     Each Fund will authorize certain financial intermediaries to accept purchase and redemption orders on its behalf. The Funds will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.
     The Funds may enter into agreements with financial intermediaries under which the Funds pay the financial intermediaries for services, such as networking, sub-transfer agency and/or omnibus recordkeeping. Payments made pursuant to such agreements generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather then in lieu of, distribution plan expenses (“Rule 12b-1 fees”) and shareholder servicing fees that a financial intermediary may be receiving under an agreement with the Distributor. The Adviser may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its own expense and out of its legitimate profits.
Payment of Additional Cash Compensation
     On occasion, the Adviser may make payments out of its resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” and are in addition to the sales charges, Rule 12-1 fees, and payments to financial intermediaries as discussed in above. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of the Funds, the amount the Fund will receive as proceeds from such sales, or the amount of Rule 12b-1 fees and other the expenses paid by the Funds.
     Additional cash compensation payments may be used to pay financial intermediaries for: (1) transaction support, including any one-time charges for establishing access to Fund shares on particular

26

trading systems (known as “platform access fees”); (2) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (3) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (4) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; (5) providing shareholder and administrative services; and (6) providing other distribution-related or asset retention services.
     Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.
     In addition to member firms of the Financial Industry Regulatory Authority, Inc. (“FINRA”), the Adviser or Distributor also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the funds and shareholders, such as banks, insurance companies, and plan administrators. These firms may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser or Distributor or their respective affiliates.
     The Adviser, the Distributor and their affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.
Finders’ Fee Commissions
     Financial Intermediaries who sell $1 million or more of Class A shares in the aggregate of a Fund may receive a finder’s fee. If any defined contribution plan redeems within 18 months of the purchase date all of the shares for which a finder’s fee has been paid, the Adviser may reclaim the finder’s fee paid to the Financial Intermediary rather than charge a contingent deferred sales charge to the plan. The Adviser reserves the right to alter or change the finder’s fee policy at any time.
Finders’ Fees Paid in the last the last Fiscal Year
     Because the Funds are new, no finders’ fees were paid in the last fiscal year.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Control Persons
     As of [___________], 2011, 100% of the outstanding shares of the Fund were owned by Diamond Hill Capital Management, Inc., an Ohio corporation and the parent of Beacon Hill Fund Services, Inc. and BHIL Distributors, Inc.
     Shareholders owning more than 25% of the shares of the Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that Diamond Hill Capital Management, Inc. will no longer control the Fund.

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Management Ownership
     As of [___________], 2011, all officers and Trustees as a group beneficially owned less than 1% of all Classes of each of the Funds.
INVESTMENT ADVISORY AND OTHER SERVICES
The Investment Adviser
     Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (the “Adviser”) is the Investment Adviser for the Equity Fund, Small Cap Fund, Mid Cap Fund, Global Equity Fund, Balanced Fund and Bond Fund. The Adviser is a wholly owned subsidiary of Diamond Hill Investment Group, Inc.
     Under the terms of each Fund’s management agreement with the Adviser (each a “Management Agreement”), the Adviser subject to the supervision of the Board of Trustees, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for each Fund consistent with each Fund’s investment objective and policies. As compensation for management services, the Equity Fund, Small Cap Fund, Mid Cap Fund, Global Equity Fund, Balanced Fund and Bond Fund are obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rates set forth below:

Fund	Percentage of Average Daily Net Assets

Equity Fund	0.75%
Small Cap Fund	0.80%
Mid Cap Fund	0.75%
Global Equity Fund	1.00%
Balanced Fund	0.75%
Bond Fund	0.60%
     The Management Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.
     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank

28

services will be lower than to those shareholders who do not. A Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.
Portfolio Managers Compensation
     All of the portfolio managers, and research analysts, are paid by the Adviser a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of shareholders, all portfolio managers also participate in an annual cash and equity incentive compensation program that is based on:
•	The long-term pre-tax investment performance of the Fund(s) that they manage,

•	The Adviser’s assessment of the investment contribution they make to Funds they do not manage,

•	The Adviser’s assessment of each portfolio manager’s overall contribution to the development of the investment team through ongoing discussion, interaction, feedback and collaboration, and

•	The Adviser’s assessment of each portfolio manager’s contribution to client service, marketing to prospective clients and investment communication activities.
     Long-term performance is defined as the trailing five years (performance of less than five years is judged on a subjective basis). Investment performance is measured against an absolute return target for each Fund, the respective Fund’s benchmark and its Morningstar or Lipper peer group.
     Incentive compensation is paid annually from an incentive pool that is determined by the compensation committee of the adviser’s parent firm, Diamond Hill Investment Group, Inc. The compensation committee, which is comprised of outside members of the board of directors, makes its determination as to the amount of the pool based on overall firm operating margins compared to similar firms. The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match.
Portfolio Manager Holdings
     Portfolio managers are encouraged to own shares of the Funds they manage. The following table indicates for each Fund the dollar range of shares beneficially owned by each Fund’s portfolio manager as of March [__], 2011. However, because the Funds are new, the portfolio managers do not own any shares of the Fund as of the date of this Statement of Additional Information.
     In addition, as of the date of this Statement of Additional Information, there is no information to report regarding the dollar range of shares beneficially owned in aggregate in all the Funds by each of the portfolio managers, principal officers of the Trust, all other employees of the Adviser, and the Adviser’s corporate investments.

Dollar Range of Shares in all Funds
		$1 -	$10,001 -	$50,001 -	$100,001 -	$500,001 -	Over
Individual	Title	$10,000	$50,000	$100,000	$500,000	$1,000,000	$1,000,000
Chuck Bath	Portfolio Manager

Tom Schindler	Portfolio Manager

Chris Welch	Portfolio Manager

Bill Zox	Portfolio Manager

Scott A. Englehart	President

Rodney Ruehle	Chief Compliance Officer

Robin Baxter	Secretary

Troy Sheets	Treasurer

All other Adviser employees (collectively)	N/A

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Other Portfolio Manager Information
     Each of the Portfolio Managers is also responsible for managing other account portfolios in addition to the respective Funds in which they manage. Management of other accounts in addition to the Funds can present certain conflicts of interest, including those associated with different fee structures and various trading practices. The Adviser has implemented specific policies and procedures to address any potential conflicts.
Performance Based Fees
     The Adviser manages certain accounts, including private investment funds (a.k.a. “Hedge Funds”) for which part of its fee is based on the performance of the account/fund (“Performance Fee Accounts”). As of result of the performance based fee component, the Adviser may receive additional revenue related to the Performance Fee Accounts. None of the Portfolio Managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate Portfolio Managers and all staff.
Trade Allocation
     The Adviser manages numerous accounts in addition to the Funds. When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for a Fund because of increased volume of the transaction. However, when another of the Adviser’s clients specifies that trades be executed with a specific broker (“Directed Brokerage Accounts”), a potential conflict of interest exists related to the order in which those trades are executed and allocated. As a result, the Adviser has adopted a trade allocation policy in which all trade orders occurring simultaneously among any of the Funds and one or more other discretionary accounts are blocked and executed first. After the blocked trades have been completed, the remaining trades for the Directed Brokerage Accounts are then executed.
     The following tables indicate the number of accounts and asset under management (in millions) for each type of account as of [__________], 2011.
Chuck Bath, Portfolio Manager, Equity Fund and Global Equity Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies			$	$
Other Pooled Investment Vehicles			$	$
Other Accounts			$	$

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Tom Schindler, Small Cap Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies			$	$
Other Pooled Investment Vehicles			$	$
Other Accounts			$	$
Chris Welch, Portfolio Manager, Mid Cap Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies			$	$
Other Pooled Investment Vehicles			$	$
Other Accounts			$	$
Bill Zox, Portfolio Manager, Balanced Fund and Bond Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies			$	$
Other Pooled Investment Vehicles			$	$
Other Accounts			$	$
Administrator
     Beacon Hill Fund Services, Inc., 4041 N. High Street, Columbus, OH 43214, serves as the Trust’s administrator (“Administrator”). The Administrator provides mutual fund legal and financial administration and other services for the Trust pursuant to a written agreement between the Trust and Beacon Hill Fund Services, Inc. The fees and certain expenses of the Administrator are paid by the Trust.
Custodian, Transfer Agent and Fund Accounting Agent
     The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Fund’s transfer agent (“Transfer Agent”), custodian (“Custodian”) and fund accounting agent (“Fund Accounting Agent”). The Custodian acts as the Trust’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Trust’s request and maintains records in connection with its duties. The Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund’s shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. The fees and certain expenses of the Transfer Agent, Custodian and Fund Accounting Agent are paid by the Trust.

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Distributor
     BHIL Distributors, Inc. (“Distributor”), 4041 N. High Street, Columbus, OH 43214, provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Mr. Englehart is President of the Trust and President of the Distributor. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers have no role in determining the Fund’s investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services. The Distributor receives a fee for its services.
     The Distributor may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. The Trust in its discretion also may issue shares of the Funds otherwise than through Distributor in connection with: (i) the payment or reinvestment of dividends or distributions; (ii) any merger or consolidation of the Trust or the Funds with any other investment company or trust or any personal holding company, or the acquisition of the assets of any such entity or another series of the Trust; (iii) any offer of exchange authorized by the Board of the Trustees; (iv) any sales of shares to Trustees and officers of the Trust or to Distributor or such other persons identified in the Prospectus; or (v) the issuance of such shares to a unit investment trust if such unit investment trust has elected to use shares as an underlying investment.
Independent Registered Public Accounting Firm
     The firm of [_______________________], has been selected as independent registered public accounting firm for the Fund for the fiscal year ending July 31, 2012. [_________________________] will perform an annual audit of the Fund’s financial statements and provides financial, tax and accounting services as requested.
BROKERAGE ALLOCATION AND OTHER PRACTICES
     Subject to policies established by the Board of Trustees, the Adviser is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.
     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.
     Consistent with the Conduct Rules of FINRA and Rule 12b-1 under the 1940 Act, the Adviser may not give consideration to sales of shares of the Fund as a factor in selecting brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell a Fund’s shares so long as such placements are made pursuant to policies

32

approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.
     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to a Fund. Although research services and other information are useful to a Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to a Fund under the Agreement.
     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.
     Because the Funds are new, they did not pay any brokerage commission in the last fiscal year.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Funds are is required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. Each Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). The Funds may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar, Inc. or Lipper, Inc., in order for the agencies to assign a rating or ranking to the Funds. Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after the Funds have filed a Form N-CSR or Form N-Q with the SEC. The Funds currently does not have any ongoing arrangements to release portfolio holdings information to rating agencies.
     Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Fund. The Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund. The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

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     The Funds, the Adviser, the Transfer Agent, the Fund Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about a Fund’s portfolio holdings without the specific approval of the Chief Compliance Officer. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Chief Compliance Officer, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Fund’s shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. The Chief Compliance Officer will provide to the Board of Trustees on a quarterly basis a report regarding all portfolio holdings information released on an ad hoc or special basis. Additionally, the Adviser, and any affiliated persons of the Adviser, is prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing a Fund’s portfolio holdings. The Trust’s Chief Compliance Officer monitors compliance with these procedures, and reviews their effectiveness on an annual basis.
     Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Fund’s Adviser, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about a Fund’s portfolio holding and the duty not to trade on the non-public information. The Trust believes, based upon the size and history of the Funds, that these are reasonable procedures to protect the confidentiality of the Funds’ portfolio holdings and will provide sufficient protection against personal trading based on the information.
DETERMINATION OF SHARE PRICE
     The price (NAV) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time/3:00 p.m. Central time) on each day the New York Stock Exchange (“NYSE”) is open for business. For a description of the methods used to determine the net asset value, see “How to Buy Shares — Purchasing Shares” in the prospectus.
     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When (i) market quotations are not readily available, (ii) the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, (iii) restricted or illiquid securities are being valued, or (iv) an event occurs after the close of trading (but prior to the time the Fund’s NAV is calculated) that materially affects fair value, securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.
     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser

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decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate market value.
REDEMPTION IN-KIND
     The Funds do not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.
TAX CONSEQUENCES
     Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986. Under provisions of Sub-chapter M of the Internal Revenue Code of 1986 as amended, a Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a “regulated investment company” under Sub-chapter M, at least 90% of a Fund’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of a Fund’s total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security’s purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause a Fund to be considered a personal holding company subject to normal corporate income taxes. The Fund then would be liable for federal income tax on the capital gains and net investment income distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund. Any subsequent dividend distribution of a Fund’s earnings after taxes would still be taxable as received by shareholders. The Jobs and Growth and Tax Relief Reconciliation Law of 2003 reduced the rate on “qualifying dividends” to 15% (5% for those in 10% or 15% income tax bracket). The Fund may invest in companies that pay “qualifying dividends.” Investors in a Fund may benefit from the new tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Fund.
     Tax Distribution: A Fund’s distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. All income realized by a Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board of Trustees. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.
     Federal Withholding: Each Fund is required by federal law to withhold 28% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or

35

Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.
PROXY VOTING POLICIES AND PROCEDURES
     The Board of Trustees has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations. The Proxy Policy has been approved by the Trustees of the Trust. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of the Funds and the Adviser’s interests will be resolved in the Fund’s favor pursuant to the Proxy Policy.
     The Proxy Policy sets forth the Adviser’s voting guidelines. The guidelines indicate the Adviser’s willingness to vote with management on matters of a routine administrative nature. Regarding non-routine proposals, the Adviser is generally opposed to such proposals if they involve an economic cost to the company or restrict management’s freedom to operate in the best interests of its shareholders. Accordingly, the Adviser will generally vote with management on non-routine proposals. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.
     In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. The Adviser shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the adviser’s (or sub-adviser’s) proxy voting policies. The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders. When the Board of Trustees is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.
     The Adviser’s proxy voting policies and procedures are attached as Appendix A.
     MORE INFORMATION. Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust at [__________________________] or by calling the Trust at [_________________]. Information about how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th is available without charge, upon request, by calling the Trust at [__________________], on the Funds’ website, www.[____________].com, and on the SEC’s website at http://www.sec.gov.
FINANCIAL STATEMENTS
To be supplied by amendment.

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PART C
OTHER INFORMATION
Item 28. Financial Statements and Exhibits.
(a) Articles of Incorporation. Copy of Registrant’s Declaration of Trust is filed herewith.
(b) By-Laws. Copy of Registrant’s By-Laws are filed herewith.
(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.
(d) Investment Advisory Contracts. Investment Advisory Contract to be filed by amendment.
(e) Underwriting Contracts. Distribution Agreement to be filed by amendment.
(f) Bonus or Profit Sharing Contracts. None.
(g) Custodial Agreement. To be filed by amendment.
(h) Other Material Contracts.

(h.1)	Transfer Agent Agreement. Transfer Agent Agreement to be filed by amendment.

(h.2)	Accounting Services Agreement. Accounting Services Agreement to be filed by amendment.

(h.3)	Administration Agreement. Administration Agreement to be filed by amendment.
(i) Legal Opinion and Consent. To be filed by amendment.
(j) Other Opinions. Auditor’s consent to be filed by amendment.
(k) Omitted Financial Statements. None.
(l) Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor to be filed by amendment.
(m) Rule 12b-1 Plan. To be filed by amendment.
(n) Rule 18f-3 Plan. To be filed by amendment.
(o) Reserved.
(p) Code of Ethics.

(p.1)	Code of Ethics of the Registrant. To be filed by amendment.

(p.2)	Code of Ethics of the Adviser. To be filed by amendment.
(q) Powers of Attorney. To be filed by amendment.
Item 29. Control Persons. None.

Item 30. Indemnification.
Reference is made to Article VI of the Registrant’s Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 31. Activities of Investment Adviser.
Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-32167. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.
Item 32. Principal Underwriter.
BHIL Distributors, Inc. (the “Underwriter”), 4041 N. High Street, Suite 402, Columbus OH 43214, is underwriter and distributor for Registrant. As such, the Underwriter offers shares of the Funds only upon orders received therefor. The Funds continuously offers shares. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or “FINRA”. The Underwriter is a indirect, wholly-owned subsidiary of Diamond Hill Investment Group.
(a) Underwriter also serves as underwriter or distributor for the following investment companies which are not affiliated with Registrant:
Diamond Hill Funds
MMA Praxis Mutual Funds
Performance Funds
(b) The Directors and Officers of the Underwriter are as follows:

Name	Address	Position with the Distributor	Position and Offices with Registrant
Scott A. Englehart	4041 N. High Street, Suite 402 Columbus, OH 43214	President	President/Trustee

James F. Laird, Jr.	325 John H. McConnell Blvd. Suite 200, Columbus, OH 43215	Chief Financial Officer, Secretary Treasurer and Director	None

Dina A. Tantra	4041 N. High Street, Suite 402 Columbus, OH 43214	Chief Compliance Officer	None

(c) Not applicable.
Item 33. Location of Accounts and Records.
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 4041 N. High Street, Suite 402, Columbus, OH 43214 and/or by the Registrant’s transfer agent, fund accounting agent and custodian, The Northern Trust Company, 50 LaSalle St., Chicago, IL 60603 and the Registrant’s legal administration service provider, Beacon Hill Fund Services, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214.
Item 34. Management Services. Not applicable.
Item 35. Undertakings. None
The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 17th day of March, 2011.

Advisers Investment Trust
By:	/s/ Scott A. Englehart
Scott A. Englehart, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Scott A. Englehart Scott A. Englehart	Trustee and President (Principal Executive Officer)	March 17, 2011

/s/ Troy Sheets Troy Sheets	Treasurer (Principal Financial Officer)	March 17, 2011

Exhibit Index

1.	Articles of Incorporation	Ex. 99.28.a

2.	By-Laws	Ex. 99.28.b